UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2012
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            08/14/2012
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		       87

Form 13f Information Table Value Total:                 23625647
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   250975  3892900 SH       Sole                  3121900            771000
                                                            369772  5735570 SH       Defined 01            5735570
American International Group I COM              026874784     1998    62250 SH       Sole                    62250
Aon PLC                        COM              G0408V102   774314 16552239 SH       Sole                 13813539           2738700
                                                            488515 10442812 SH       Defined 01           10442812
Bank of New York Mellon Corpor COM              064058100   576813 26278485 SH       Sole                 21694285           4584200
                                                            392464 17879895 SH       Defined 01           17879895
Berkshire Hathaway Inc. Class  COM              084670108      875        7 SH       Sole                        7
Berkshire Hathaway Inc. Class  COM              084670702   170848  2050260 SH       Sole                  1588460            461800
                                                            243824  2926000 SH       Defined 01            2926000
CEMEX S.A.B. de C.V. ADR       COM              151290889   719105 106850651 SH      Sole                 86606794          20243857
                                                            174397 25913301 SH       Defined 01           25913301
Chesapeake Energy Corporation  COM              165167107  1158552 62287719 SH       Sole                 52943247           9344472
                                                            509837 27410576 SH       Defined 01           27410576
CONSOL Energy Inc.             COM              20854P109   405308 13403051 SH       Sole                 10737261           2665790
                                                            380510 12583000 SH       Defined 01           12583000
Dell Inc.                      COM              24702R101  1272441 101713870 SH      Sole                 86634532          15079338
                                                            386284 30878000 SH       Defined 01           30878000
DineEquity Inc                 COM              254423106     5642   126400 SH       Sole                    78000             48400
                                                            132942  2978100 SH       Defined 01            2978100
DIRECTV Cl A                   COM              25490A101   939855 19251433 SH       Sole                 15910333           3341100
                                                            520819 10668141 SH       Defined 01           10668141
Everest Re Group Ltd.          COM              G3223R108   364790  3524883 SH       Sole                  2815100            709783
                                                            138159  1335000 SH       Defined 01            1335000
FedEx Corporation              COM              31428X106   813947  8884914 SH       Sole                  7581325           1303589
                                                            432674  4723000 SH       Defined 01            4723000
Franklin Resources Inc.        COM              354613101   186700  1682137 SH       Sole                  1298600            383537
                                                            233335  2102305 SH       Defined 01            2102305
General Motors Co              WTS              37045V126      190    28000 SH       Sole                    28000
Ingersoll-Rand PLC             COM              G47791101    39232   930100 SH       Sole                   930100
                                                             51670  1225000 SH       Defined 01            1225000
InterContinental Hotels Group  COM              45857P301   308991 12821222 SH       Sole                 11472772           1348450
                                                              7970   330712 SH       Defined 01             330712
Lamar Advertising Company      COM              512815101    31360  1096500 SH       Sole                  1035500             61000
                                                            175304  6129500 SH       Defined 01            6129500
Leucadia National Corporation  COM              527288104   103985  4888823 SH       Defined 01            4888823
Level 3 Communications Inc.    COM              52729N308   605130 27319652 SH       Sole                 23793624           3526028
                                                            473668 21384565 SH       Defined 01           21384565
Liberty Interactive Corporatio COM              53071M104   430179 24201325 SH       Sole                 19505606           4695719
                                                            299918 16873000 SH       Defined 01           16873000
Loews Corporation              COM              540424108   990233 24205157 SH       Sole                 20177157           4028000
                                                            566726 13853000 SH       Defined 01           13853000
Madison Square Garden Company  COM              55826P100     2190    58500 SH       Sole                                      58500
                                                            219750  5869400 SH       Defined 01            5869400
Markel Corporation             COM              570535104    49356   111742 SH       Sole                    87401             24341
                                                             57443   130049 SH       Defined 01             130049
Martin Marietta Materials Inc. COM              573284106   334985  4250003 SH       Sole                  3731203            518800
                                                            155354  1971000 SH       Defined 01            1971000
Murphy Oil Corporation         COM              626717102    27239   541642 SH       Sole                   541642
Potlatch Corporation           COM              737630103     1570    49142 SH       Sole                                      49142
                                                             88513  2771221 SH       Defined 01            2771221
Quicksilver Resources Inc.     COM              74837R104     1398   258000 SH       Sole                                     258000
                                                            133262 24587000 SH       Defined 01           24587000
Royal Philips Electronics ADR  COM              500472303   447445 22747582 SH       Sole                 18815972           3931610
                                                             67390  3426019 SH       Defined 01            3426019
Saks Incorporated              COM              79377W108    46759  4390500 SH       Sole                  4226000            164500
                                                            152433 14313000 SH       Defined 01           14313000
Scripps Networks Interactive   COM              811065101    11912   209500 SH       Sole                   184100             25400
                                                            138909  2442995 SH       Defined 01            2442995
Service Corporation Internatio COM              817565104   191301 15464935 SH       Sole                 12422035           3042900
                                                            215875 17451523 SH       Defined 01           17451523
Texas Industries Inc.          COM              882491103    26636   682800 SH       Sole                   619300             63500
                                                            292995  7510757 SH       Defined 01            7510757
The Travelers Companies Inc.   COM              89417E109   931975 14598600 SH       Sole                 13023100           1575500
                                                            362316  5675370 SH       Defined 01            5675370
The Washington Post Company    COM              939640108    44937   120210 SH       Sole                   115310              4900
                                                            159995   428000 SH       Defined 01             428000
tw telecom inc.                COM              87311L104   257633 10040266 SH       Sole                  8827766           1212500
                                                            155192  6048000 SH       Defined 01            6048000
Vail Resorts Inc.              COM              91879Q109    12458   248758 SH       Sole                   211758             37000
                                                            166115  3317000 SH       Defined 01            3317000
Vodafone Group Plc ADR         COM              92857W209    78239  2776419 SH       Sole                  2410419            366000
                                                             34267  1215997 SH       Defined 01            1215997
Vulcan Materials Company       COM              929160109    81142  2043368 SH       Sole                  1525268            518100
                                                            401865 10120000 SH       Defined 01           10120000
Walt Disney Company            COM              254687106   828056 17073318 SH       Sole                 14161818           2911500
                                                            382034  7877000 SH       Defined 01            7877000
Wendy's Company                COM              95058W100    31458  6664800 SH       Sole                  6664800
                                                            131485 27857000 SH       Defined 01           27857000
Willis Group Holdings PLC      COM              G96666105    88042  2412779 SH       Sole                  1866579            546200
                                                            242007  6632143 SH       Defined 01            6632143
CEMEX Convertible Bond 3.25 3/ CONV             151290BB8    33703 39476000 PRN      Sole                 39476000
                                                            219609 257229000 PRN     Defined 01          257229000
CEMEX Convertible Bond 3.75 3/ CONV             151290BC6    15195 18063000 PRN      Sole                 18063000
                                                            156293 185787000 PRN     Defined 01          185787000
CEMEX Convertible Bond 4.875 3 CONV             151290AV5     7329  8400000 PRN      Sole                  8400000
Level 3 Communications Inc. Co CONV             52729NBR0    11336  8000000 PRN      Sole                  8000000